Basis of preparation and accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Disclosure of reconciliation of changes in insurance contracts by components	The table below summarises the approach the Group has applied to groups of insurance contracts at the transition date and the resulting CSM.

		CSM at transition date
Year contracts initially recognised	Transition approach	£m	%

Contracts initially recognised prior to 1 January 2016	Fair value approach	1,419	74
Contracts initially recognised after 1 January 2016	Full retrospective approach	508	26
		1,927	100